LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
LOSS PER SHARE
Schedule of computation of basic and diluted net income per share

	For the Three Months Ended
	March 31,
	2025	2024
Net loss	$(3,320,256)	$(859,032)
Basic weighted average common shares outstanding	13,860,763	6,425,297
Diluted weighted average common shares outstanding	—	—
Basic and diluted weighted average common shares outstanding	13,860,763	6,425,297
Basic and diluted net loss per share	$(0.24)	$(0.13)

	For the Year Ended
	December 31,
	2024	2023
Net income (loss)	$(13,782,384)	$10,145
Basic weighted average common shares outstanding	12,985,830	6,080,372
Diluted weighted average common shares outstanding	—	—
Basic and diluted weighted average common shares outstanding	12,985,830	6,080,372
Basic and diluted net income (loss) per share	$(1.06)	$0.00